Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Financial Assets and Liabilities Measured at Fair Value
We use the market and income approaches to value our financial assets and liabilities, and during the nine months ended September 30, 2013, there were no significant changes in valuation techniques or inputs related to the financial assets or liabilities that we have historically recorded at fair value. In the second quarter of 2013, we entered into several foreign currency forward contracts as described in Note 5, "Derivative Instruments and Hedging Activities," which are recorded at fair market value. The tiers in the fair value hierarchy include: Level 1, defined as observable inputs such as quoted market prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The following tables present information about our financial assets and liabilities measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation inputs we utilized to determine such fair value as of September 30, 2013 and December 31, 2012 (in thousands):

	Balance as of September 30, 2013	Fair Value Measurements as of September 30, 2013
		Level 1	Level 2	Level 3
Assets:
Cash surrender value of life insurance	$23,847	$—	$23,847	$—
Interest rate swaps	52		52
Total Assets	$23,899	$—	$23,899	$—
Liabilities:
Contingent consideration liabilities	$54,485	$—	$—	$54,485
Deferred compensation liabilities	23,572	—	23,572	—
Foreign currency forward contracts	15,403	—	15,403	—
Interest rate swaps	9,606	—	9,606	—
Total Liabilities	$103,066	$—	$48,581	$54,485

	Balance as of December 31, 2012	Fair Value Measurements as of December 31, 2012
		Level 1	Level 2	Level 3
Assets:
Cash surrender value of life insurance	$19,492	$—	$19,492	$—
Total Assets	$19,492	$—	$19,492	$—
Liabilities:
Contingent consideration liabilities	$90,009	$—	$—	$90,009
Deferred compensation liabilities	19,843	—	19,843	—
Interest rate swaps	15,643	—	15,643	—
Total Liabilities	$125,495	$—	$35,486	$90,009

The cash surrender value of life insurance and deferred compensation liabilities are included in Other Assets and Other Noncurrent Liabilities, respectively, on our Unaudited Consolidated Condensed Balance Sheets. The contingent consideration liabilities are classified as separate line items in both current and noncurrent liabilities on our Unaudited Consolidated Condensed Balance Sheets based on the expected timing of the related payments. The balance sheet classification of the interest rate swaps and foreign currency forward contracts is presented in Note 5, "Derivative Instruments and Hedging Activities."
Our Level 2 assets and liabilities are valued using inputs from third parties and market observable data. We obtain valuation data for the cash surrender value of life insurance and deferred compensation liabilities from third party sources, which determine the net asset values for our accounts using quoted market prices, investment allocations and reportable trades. We value our derivative instruments using a third party valuation model that performs a discounted cash flow analysis based on the terms of the contracts and market observable inputs such as current and forward interest rates and current and forward foreign exchange rates.
Our contingent consideration liabilities are related to certain of our business acquisitions as further described in Note 9, "Business Combinations." Under the terms of the contingent consideration agreements, payments may be made at specified future dates depending on the performance of the acquired business subsequent to the acquisition. The liabilities for these payments are classified as Level 3 liabilities because the related fair value measurement, which is determined using an income approach, includes significant inputs not observable in the market. These unobservable inputs include internally-developed assumptions of the probabilities of achieving specified targets, which are used to determine the resulting cash flows and the applicable discount rate. Our Level 3 fair value measurements are established and updated quarterly by our corporate accounting department using current information about these key assumptions, with the input and oversight of our operational and executive management teams. We evaluate the performance of the business during the period compared to our previous expectations, along with any changes to our future projections, and update the estimated cash flows accordingly. In addition, we consider changes to our cost of capital and changes to the probability of achieving the earnout payment targets when updating our discount rate on a quarterly basis.
The significant unobservable inputs used in the fair value measurements of our Level 3 contingent consideration liabilities were as follows:

Unobservable Input	September 30, 2013 Weighted Average	December 31, 2012 Weighted Average
Probability of achieving payout targets	71.7%	79.7%
Discount rate	6.5%	6.6%

A significant decrease in the assessed probabilities of achieving the targets or a significant increase in the discount rate, in isolation, would result in a significantly lower fair value measurement. Changes in the values of the liabilities are recorded in Change in Fair Value of Contingent Consideration Liabilities within Other Expense (Income) on our Unaudited Consolidated Condensed Statements of Income.
Changes in the fair value of our contingent consideration liabilities for the three and nine months ended September 30, 2013 and 2012 were as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Beginning balance	$49,473	$88,037	$90,009	$82,382
Contingent consideration liabilities recorded for business acquisitions	1,204	—	3,854	5,540
Payments	—	—	(38,349)	(600)
Loss included in earnings	712	1,892	1,765	1,787
Exchange rate effects	3,096	2,353	(2,794)	3,173
Ending balance	$54,485	$92,282	$54,485	$92,282

The purchase price for our 2011 acquisition of Euro Car Parts Holdings Limited ("ECP") included contingent payments depending on the achievement of certain annual performance targets in 2012 and 2013. The performance target for 2012 was exceeded, and during the three months ended March 31, 2013, we paid £25.0 million, the maximum contingent payment, through a cash payment of $33.9 million (£22.4 million) and the issuance of notes for $3.9 million (£2.6 million). In April 2013, we amended the ECP contingent payment agreement, and as a result, we are obligated to pay Draco Limited, one of the sellers of ECP, approximately £27 million in the first quarter of 2014, which is equal to the maximum payment for Draco Limited's share of the contingent payment agreement for the 2013 performance period. The effect of the amendment did not have a material effect on our financial position or our results of operations, and we believe the amendment will not have a material effect on our future cash flows, as the fair value of the contingent payment liability prior to the amendment was calculated assuming a high probability of achieving the performance targets for the maximum payment. See Note 9, "Business Combinations" for further information on the amendment.
Of the amounts included in earnings for the three and nine months ended September 30, 2013, $0.7 million and $2.8 million of losses, respectively, relate to contingent consideration liabilities outstanding as of September 30, 2013. The amounts included in earnings for the three and nine months ended September 30, 2012 included $0.9 million and $0.5 million of losses, respectively, related to contingent consideration liabilities outstanding as of September 30, 2013. The changes in the fair value of contingent consideration liabilities during the respective periods in 2013 and 2012 are a result of the quarterly assessment of the fair value inputs. The net loss during the nine month period ended September 30, 2012 also includes the impact related to the adoption of FASB ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" (which adoption did not have a material impact).
Financial Assets and Liabilities Not Measured at Fair Value
Our debt is reflected on the Unaudited Consolidated Condensed Balance Sheets at cost. Based on market conditions as of September 30, 2013 and December 31, 2012, the fair value of our credit agreement borrowings reasonably approximated the carrying value of $644 million and $975 million, respectively. In addition, based on market conditions, the fair value of the outstanding borrowings under the receivables facility reasonably approximated the carrying value of $10 million and $80 million at September 30, 2013 and December 31, 2012, respectively. As of September 30, 2013, the fair value of our senior notes was approximately $560 million compared to a carrying value of $600 million.
The fair value measurements of the borrowings under our credit agreement and receivables facility are classified as Level 2 within the fair value hierarchy since they are determined based upon significant inputs observable in the market including interest rates on recent financing transactions with similar terms and maturities. We estimated the fair value by calculating the upfront cash payment a market participant would require at September 30, 2013 to assume these obligations. The fair value of our senior notes, which is determined using quoted market prices in the secondary market, is also classified as Level 2 within the fair value hierarchy because the market for these financial instruments is not considered an active market.

Fair Value Measurements
Financial Assets and Liabilities Measured at Fair Value
We use the market and income approaches to value our financial assets and liabilities, and there were no significant changes in valuation techniques or inputs during the year ended December 31, 2012. The tiers in the fair value hierarchy include: Level 1, defined as observable inputs such as quoted market prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The following tables present information about our financial assets and liabilities measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation inputs we utilized to determine such fair value as of December 31, 2012 and 2011 (in thousands):

	Balance as of December 31, 2012	Fair Value Measurements as of December 31, 2012
		Level 1	Level 2	Level 3
Assets:
Cash surrender value of life insurance	$19,492	$—	$19,492	$—
Total Assets	$19,492	$—	$19,492	$—
Liabilities:
Contingent consideration liabilities	$90,009	$—	$—	$90,009
Deferred compensation liabilities	19,843	—	19,843	—
Interest rate swaps	15,643	—	15,643	—
Total Liabilities	$125,495	$—	$35,486	$90,009

	Balance as of December 31, 2011	Fair Value Measurements as of December 31, 2011
		Level 1	Level 2	Level 3
Assets:
Cash surrender value of life insurance	$13,413	$—	$13,413	$—
Total Assets	$13,413	$—	$13,413	$—
Liabilities:
Contingent consideration liabilities	$82,382	$—	$—	$82,382
Deferred compensation liabilities	14,071	—	14,071	—
Interest rate swaps	10,576	—	10,576	—
Total Liabilities	$107,029	$—	$24,647	$82,382

The cash surrender value of life insurance and deferred compensation liabilities are included in Other Assets and Other Noncurrent Liabilities, respectively, on our Consolidated Balance Sheets. The contingent consideration liabilities are classified as separate line items in both current and noncurrent liabilities on our Consolidated Balance Sheets based on the expected timing of the related payments.
Our Level 2 assets and liabilities are valued using inputs from third parties and market observable data. We obtain valuation data for the cash surrender value of life insurance and deferred compensation liabilities from third party sources, which determine the net asset values for our accounts using quoted market prices, investment allocations and reportable trades. We value the interest rate swaps using a third party valuation model that performs a discounted cash flow analysis based on the terms of the contracts and market observable inputs such as current and forward interest rates.
Our contingent consideration liabilities are related to our business acquisitions as further described in Note 9, "Business Combinations." Under the terms of the contingent consideration agreements, payments may be made at specified future dates depending on the performance of the acquired business subsequent to the acquisition. The liabilities for these payments are classified as Level 3 liabilities because the related fair value measurement, which is determined using an income approach, includes significant inputs not observable in the market. These unobservable inputs include internally-developed assumptions of the probabilities of achieving specified targets, which are used to determine the resulting cash flows and the applicable discount rate. Our Level 3 fair value measurements are established and updated quarterly by our corporate accounting department using current information about these key assumptions, with the input and oversight of our operational and executive management teams. We evaluate the performance of the business during the period compared to our previous expectations, along with any changes to our future projections, and update the estimated cash flows accordingly. In addition, we consider changes to our cost of capital and changes to the probability of achieving the earnout payment targets when updating our discount rate on a quarterly basis.
The significant unobservable inputs used in the fair value measurements of our Level 3 contingent consideration liabilities were as follows:

	December 31,
	2012	2011
Unobservable Input	(Weighted Average)
Probability of achieving payout targets	79.7%	78.1%
Discount rate	6.6%	3.0%

A significant decrease in the assessed probabilities of achieving the targets or a significant increase in the discount rate, in isolation, would result in a significantly lower fair value measurement. Changes in the values of the liabilities are recorded in Change in Fair Value of Contingent Consideration Liabilities within Other Expense (Income) on our Consolidated Statements of Income.
Changes in the fair value of our contingent consideration obligations are as follows (in thousands):

Balance as of January 1, 2011	$2,000
Contingent consideration liabilities recorded for business acquisitions	81,239
Decrease in fair value included in earnings	(1,408)
Exchange rate effects	551
Balance as of December 31, 2011	$82,382
Contingent consideration liabilities recorded for business acquisitions	5,456
Payments	(3,100)
Increase in fair value included in earnings	1,643
Exchange rate effects	3,628
Balance as of December 31, 2012	$90,009

The net loss included in earnings for the year ended December 31, 2012 included $1.5 million of losses related to contingent consideration obligations outstanding as of December 31, 2012. The gain included in earnings for the year ended December 31, 2011 is related to a contingent consideration obligation that was settled prior to December 31, 2012. The changes in the fair value of contingent consideration obligations during 2012 and 2011 are a result of the quarterly assessment of the fair value inputs. The loss during the year ended December 31, 2012 also includes the impact related to the adoption of FASB ASU No. 2011-04 as described in Note 2, "Summary of Significant Accounting Policies" (which adoption did not have a material impact).
Financial Assets and Liabilities Not Measured at Fair Value
Our debt is reflected on the Consolidated Balance Sheets at cost. Based on market conditions as of December 31, 2012 and 2011, the fair value of our Credit Agreement borrowings reasonably approximated the carrying value of $975 million and $901 million, respectively. As discussed in Note 5, "Long-Term Obligations," we entered into a Receivables Facility on September 28, 2012. Based on market conditions as of December 31, 2012, the fair value of the outstanding borrowings under the Receivables Facility reasonably approximated the carrying value of $80 million.
The fair value measurements of our debt instruments are classified as Level 2 within the fair value hierarchy since they are determined based upon significant inputs observable in the market including interest rates on recent financing transactions with similar terms and maturities. We estimated the fair value by calculating the upfront cash payment a market participant would require at December 31, 2012 to assume these obligations.